COMMON STOCK - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	$ 4,721	$ 10,750	$ 13,829
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	4,551	9,299	9,331
Performance Shares [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	170	878	3,811
Employee Stock Purchase Plan [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	0	573	687
Cost of Sales [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	774	929	1,112
Research and Development Expense [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	1,091	2,997	5,843
Selling and Marketing Expense [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	669	2,397	2,516
General and Administrative Expense [Member]
Share-based compensation expense:
Share-Based Payment Arrangement, Expense	$ 2,187	$ 4,427	$ 4,358